Commitments	12 Months Ended
Dec. 31, 2017
Commitments
Commitments

31.        Commitments

a) Contractual obligations

The table below presents the annual minimum future payments, which are required and non-cancelable, related to contractual obligations of the Company as of December 31.

	2018	2019	2020	2021	2022 and thereafter	Total
Operating lease	283	192	179	178	221	1,053
Purchase obligations	2,191	1,021	686	604	3,761	8,263

Total minimum payments required	2,474	1,213	865	782	3,982	9,316

Operating lease - Vale has operating lease agreements with its joint ventures Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização (together “pelletizing plants”), in which the Company leases their pelletizing plants. These agreements are renewable and last from 3 up to 10 years. The minimum future payments have been calculated considering that all contracts will be renewed automatically.

The Company also has operating leases for the exploration and processing of iron ore with joint ventures, port operations with third parties and property leases for its operational facilities with third parties.

The total amount of operational leasing expenses for the year ended on December 31, 2017, 2016 and 2015 were US$664, US$266 and US$329, respectively.

Purchase obligations - The purchase obligations derive mainly from contracts for the acquisition of fuel, energy and the acquisition of raw materials and services.

b) Guarantees provided

As of December 31, 2017, corporate guarantees provided by Vale (within the limit of its direct or indirect interest) for the companies Norte Energia S.A. and Companhia Siderúrgica do Pecém S.A. are US$378 and US$1,497, respectively.

The net book value of property, plant and equipment pledged to secure judicial claims on December 31, 2017 and 2016 were US$15 and US$35, respectively.

c) Nickel Operations — Indonesia

The Company´s subsidiary PT Vale Indonesia Tbk (“PTVI”), a public company in Indonesia, has an agreement in place with the Government of Indonesia to operate its mining licenses and it includes a commitment to divest an additional 20% of PTVI’s shares to Indonesian participants by October 2019 (approximately 20% of PTVI’s shares are already registered on the Indonesian Stock Exchange). The existing major shareholders, Vale Canada and Sumitomo Metal Mining, Co., Ltd., will comply with the divestment obligation on a pro rata basis.